Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information [Abstract]
Entity Registrant Name	ProQR Therapeutics N.V.
Entity Central Index Key	0001612940
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2